Other reserves	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Other reserves	Other reserves
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2023	37,298	154	196	1,140	(17,656)	21,132
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	24	24
Transfer from other comprehensive income	—	—	—	—	(121)	(121)
Repurchases of shares	—	—	22	—	—	22
Share-based compensation	—	—	—	(203)	—	(203)
At June 30, 2023	37,298	154	220	936	(17,752)	20,854
At January 1, 2022	37,298	154	139	964	(19,646)	18,909
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	5,186	5,186
Transfer from other comprehensive income	—	—	—	—	13	13
Repurchases of shares	—	—	27	—	—	27
Share-based compensation	—	—	—	(137)	—	(137)
At June 30, 2022	37,298	154	168	827	(14,447)	23,998
The merger reserve and share premium reserve were established as a consequence of Shell plc (formerly Royal Dutch Shell plc) becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited, in 2005. The merger reserve increased in 2016 following the issuance of shares for the acquisition of BG Group plc. The capital redemption reserve was established in connection with repurchases of shares of Shell plc. The share plan reserve is in respect of equity-settled share-based compensation plans.